UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                          FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                              	  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Senator Investment Group LP
Address:  1330 Avenue of the Americas, 26th Floor

	  New York, NY 10019

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward Larmann
Title:     Chief Financial Officer
Phone:     (212) 376-4305

Signature, Place and Date of Signing:

      Edward Larmann	New York, NY	May 13, 2009


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $86253 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                               FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
 ARCA BIOPHARMA INC		COM		 00211Y100      214    42684 SH	          SOLE		    42684        0        0
 CF INDS HLDGS INC		COM      	 125269100     8891   125000 SH           SOLE             125000        0        0
 CONTINENTAL RESOURCES INC	COM		 212015101     2121   100000 SH           SOLE		   100000	 0	  0
 COMTECH TELECOMMUNICATIONS	COM		 205826209     3716   150000 SH           SOLE		   150000	 0	  0
 PETROHAWK ENERGY CORP          COM	         716495106     1923   100000 SH       	  SOLE             100000        0        0
 PHARMERICA CORP		COM	         71714F104     4173   250800 SH       	  SOLE             250800        0        0
 RALCORP HLDGS INC NEW		COM	         751028101     5388   100000 SH       	  SOLE             100000        0        0
 RCN CORP	                COM		 749361200     1497   404542 SH       	  SOLE             404542        0        0
 RELIANT ENERGY INC	        COM	         75952B105     1436   450000 SH       	  SOLE             450000        0        0
 SPDR TR		        COM	         78462F103    15000   200000 SH   PUT     SOLE             200000        0        0
 UAL CORP 		        COM	         902549907     2500   500000 SH   CALL    SOLE             500000        0        0
 UAL CORP 		        DBCV 5.000% 2/0	 902549AE4     8736 21056000 PRN       	  SOLE           21056000        0        0
 WHITING PETROLEUM CORP NEW	COM	         966387102     2585   100000 SH       	  SOLE             100000        0        0
 WASHINGTON POST CO		COM		 939640108     5035    14100 SH	  	  SOLE		    14100	 0	  0
 BERKLEY W R CORP		COM		 084423102     4510   200000 SH	  	  SOLE		   200000	 0	  0
 WILLIS GROUP HOLDINGS LTD	COM		 G96655108     3300   150000 SH       	  SOLE 	           150000        0        0
 WYETH				COM		 983024100     3228    75000 SH       	  SOLE 	            75000        0        0
 YAHOO INC			COM		 984332906    12000   800000 SH   CALL	  SOLE		   800000	 0	  0